Leases - Composition of lease payments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Fixed lease payments	€ 1,502	€ 1,212
Variable lease payments	2,527	1,951
Total amount of lease payments	€ 4,029	€ 3,163